Financial liabilities designated at fair value through profit or loss (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-Current	R$ 318	R$ 294
Total	318	296
Current		2
Debt Securities Held For Trading [Member]
IfrsStatementLineItems [Line Items]
Non-Current	318	294
Total	R$ 318	296
Current		R$ 2